CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023
Operating activities
Net income	[2]	$ 23,244 [1]	$ 87,500 [1]	$ 100,800	[3]	$ 176,363	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses	[2],[3]	5,745	45,935	76,282		76,629
Amortization of intangible assets and liabilities arising from charter agreements, net	[3]	0	(22,286)	(15,987)		(17,628)
Amortization of deferred charges and fair value adjustments	[3]	1,588	2,540	4,128		4,124
Gain on sale of vessel	[3]	0	0	0		(42,549)
Drydocking expenditure	[3]	0	(294)	(23,931)		(4,547)
Compensation cost related to share-based payment	[3]	238	320	2,013		2,447
Change in fair value of derivative instruments	[3]	0	(8,351)	(2,631)		3,306
Share based payments	[3]	0	0	(536)		(232)
Changes in assets and liabilities:
Trade accounts and other receivables	[3]	(117)	(427)	7,672		(7,044)
Inventories	[3]	0	0	(7)		(2,668)
Other current and other non-current assets	[3]	(7,226)	4,426	(2,695)		(3,864)
Amounts (due to) /from related parties	[3]		(238)	(463)		(1,254)
Amounts (due to) /from related parties	[3]	1,252
Trade accounts payable	[3]	(400)	640	(940)		18,486
Accrued expenses	[3]	(180)	7,073	(2,928)		(6,367)
Other current and non-current liabilities	[3]	2,957	1,396	5,333		3,724
Net cash provided by operating activities	[3]	27,101	118,234	146,110		198,926
Investing activities
Additions to vessels and equipment	[3]	0	0	(26,532)		(13,801)
Additions to newbuildings	[3]	0	0	(160,958)		(181,287)
Proceeds from sale of vessels	[3]	0	0	0		184,300
Additions to intangible assets	[3]	0	0	(132)		(1,344)
Consideration for acquisition of vessels and management entities	[3]	0	(353,506)	0		0
Net cash used in investing activities	[3]	0	(353,506)	(187,622)		(12,132)
Financing activities
Proceeds from short-term and long-term debt	[3]	0	570,000	411,347		110,000
Repayments of short-term and long-term debt	[3],[4]	(498,832)	(96,724)	(257,384)		(203,130)
Repayments of Parent's funding	[3]	(136,351)	0	0		0
Financing arrangement fees and other costs	[3]	0	(7,382)	(9,960)		(1,892)
(Repayments to) / contributions from CoolCo in connection with acquisition, net of equity proceeds	[3]	581,072	(581,072)	0		0
Net proceeds from equity raise	[3]	0	432,635	0		0
Cash dividends paid	[3]	0	0	(74,109)		(87,511)
Net cash provided by / (used in) financing activities	[3]	(54,111)	317,457	69,894		(182,533)
Net increase / (decrease) in cash, cash equivalents and restricted cash	[3]	(27,010)	82,185	28,382		4,261
Cash, cash equivalents and restricted cash at beginning of year/ period	[3]	77,902	50,892	137,338		133,077
Cash, cash equivalents and restricted cash at end of year/ period	[3]	$ 50,892	$ 133,077	$ 165,720		$ 137,338

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[4]	Repayments of short-term and long-term debt includes $148.4 million paid by the Company to exercise its options to repurchase Kool Ice and Kool Kelvin, under their respective sale and leaseback agreements. Refer to Note 5.